Balance of Accumulated Other Comprehensive (Loss) in Shareholders' Equity (Detail) (USD $) In Thousands	Jun. 30, 2011	Jun. 30, 2010
Accumulated Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation	$ 316,010	$ (187,746)
Retirement benefit plans	(766,159)	(1,019,762)
Other	$ (841)	$ (1,053)